Organization and Principal Activities (Details)	Dec. 31, 2020 subsidiary item
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Number of Subsidiaries | subsidiary	14
Number of VIE's	3
Number of subsidiaries of VIE's	17